Trade and Other Receivables - Summary of Detailed Information about Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Trade receivables, net of expected credit loss	$ 893,659	$ 846,681
Other receivables	33,995	48,090
Trade and other receivables	$ 927,654	$ 894,771